Investment Strategy - ARIA Opportunities ETF	Jul. 14, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) whose investment objective is to seek to provide total return. The Fund seeks to achieve its investment objective by primarily investing in a core portfolio of 20 to 35 equity securities (e.g., common and preferred stock) comprised of U.S. issuers and issuers of foreign developed markets and/or emerging markets, which may include investments in American Depositary Receipts (“ADRs”). The securities the Fund will invest in will generally have a minimum market capitalization of $1 billion.

In selecting securities, Ariam Global Inc. (the “Sub-Adviser”) employs an in-depth research process that evaluates company fundamentals, industry trends, alternative data, and market sentiment to identify emerging opportunities before they are fully reflected in market valuations. The Sub-Adviser seeks to identify companies it deems innovative in that they may offer products or services that the Sub-Adviser believes are capable of significant future growth, or which provide emerging or novel processes or products. As of the date of this prospectus, the Sub-Adviser has identified these companies to include those that offer products or services in the artificial intelligence, advanced manufacturing, electric vehicles, electric vertical takeoff and landing (eVTOL) aircraft, energy production and storage, biotechnology, digital infrastructure, robotics, and next-generation consumer technologies industries. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. The Fund, however, will not concentrate its investments in an industry or group of industries (i.e., invest more than 25% of its total assets in the securities of companies in a particular industry or group of industries). As of June 30, 2026, the Fund expects to have significant investments in U.S. and Asian issuers, although this may change from time to time.

In addition to the core equity portfolio, the Sub-Adviser may employ options strategies to seek to enhance the Fund’s return or manage risk. Specifically, the Sub-Adviser may purchase long call options on select portfolio holdings or other securities to enhance the Fund’s potential return from price appreciation or to gain exposure to attractive investments at a lower initial cost than a direct equity investment. The Sub-Adviser may invest up to 15% of the Fund’s assets into long call options on select portfolio holdings or other securities for this purpose. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

The Fund may also seek to generate income for shareholders by writing (i.e., selling) “out-of-the-money” call or put options against a portion of the equity securities it holds. This strategy is designed to generate option premium income that, over time, may add to portfolio stability and improve total returns. The extent of option writing activity will depend upon prevailing market conditions, implied volatility levels and the Sub-Adviser’s judgment regarding the relative advantages of writing call versus put options on the Fund’s investments. The Sub-Adviser may invest up to 10% of the Fund’s assets into short call or put options for this purpose. Writing options may limit the Fund’s ability to fully participate in gains on its underlying securities.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer or fewer issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	The Fund, however, will not concentrate its investments in an industry or group of industries (i.e., invest more than 25% of its total assets in the securities of companies in a particular industry or group of industries).